Acquisition of control of the AGM (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [Abstract]
Disclosure of detailed information about purchase price allocation [Table Text Block]
Final
$
Assets acquired
Cash and cash equivalents	112,502
Accounts receivable	102
Inventories	41,158
Value added tax receivables	7,885
Prepaid expenses and other	5,509
Reclamation deposits	5,308
Mineral properties, plant and equipment	244,584

Liabilities assumed
Accounts payable and accrued liabilities	(44,475)
Lease liabilities	(19,176)
Asset retirement provisions	(53,537)
Net assets acquired	299,860
Non‐controlling interest	(1,890)
Net assets attributable to Galiano	297,970